Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Smaller Companies Fund
Entity Central Index Key	0000350900
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class A
Trading Symbol	TEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$135	1.34%
[1]
Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Global Smaller Companies Fund returned 1.16%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	1.16	6.17	5.73
Class A (with sales charge)	-4.42	4.99	5.14
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 831,155,650
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 7,339,082
Investment Company Portfolio Turnover	15.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class C
Trading Symbol	TESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$208	2.08%
[3]
Expenses Paid, Amount	$ 208
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Global Smaller Companies Fund returned 0.47%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	0.47	5.39	4.93
Class C (with sales charge)	-0.51	5.39	4.93
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 831,155,650
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 7,339,082
Investment Company Portfolio Turnover	15.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class R6
Trading Symbol	FBOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$99	0.98%
[5]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Global Smaller Companies Fund returned 1.53%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	1.53	6.56	6.13
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 831,155,650
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 7,339,082
Investment Company Portfolio Turnover	15.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Advisor Class
Trading Symbol	TGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$110	1.09%
[7]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Global Smaller Companies Fund returned 1.43%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 12.98% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Italy-based Technogym, a market leader in the gym-equipment industry, was the top relative contributor for the year. Its leadership in digital innovation and end-user solutions has enabled it to take market share from competitors.

↑
The shares of OneSpaWorld Holdings, which operates spas on cruise ships, benefited from increased consumer demand for cruises. The Bahamas-based company has the leading market share in outsourced maritime health and wellness and is 10 times the size of its next largest competitor.

↑
TechnoPro Holdings, a Japan-based provider of temporary dispatch staffing services, was a significant relative contributor for the period. Shares benefited after Blackstone, the world’s largest alternative asset manager, announced an offer in August 2025 to acquire the company at a significant premium to its closing average for the past three months.

Top detractors from performance:
↓	Greggs, a U.K.-based leading sandwich shop and bakery, has suffered from a continued slowing of revenue growth since the end of the pandemic, leading to weak share-price performance during the period.
↓
Ireland-based ICON was a significant underperformer in the health care sector, with its share price declining after it reported weaker-than-expected first-quarter 2025 earnings results, lowered its full-year guidance, and cited delays and cancellations in clinical trial activity—particularly among biotechnology clients—highlighting ongoing softness in the contract research market.

↓
U.S.-based Freshpet is an innovator in the North American pet food industry. The company operates refrigerated units at the end of pet supply aisles, offering food products for cats and dogs that are fresh, protein-based and free from processed ingredients. Shares were impacted by disappointing financial results during most of the period, particularly a surprising loss in its reported Q1 2025 earnings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	1.43	6.45	6.00
MSCI All Country World Index-NR	15.79	12.00	11.10
MSCI All Country World Small Cap Index-NR	12.98	10.46	8.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 831,155,650
Holdings Count | $ / shares	94
Advisory Fees Paid, Amount	$ 7,339,082
Investment Company Portfolio Turnover	15.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$831,155,650
Total Number of Portfolio Holdings	94
Total Management Fee Paid	$7,339,082
Portfolio Turnover Rate	15.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.